ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Jan. 01, 2023
Credit Loss [Abstract]
Advertising revenue	$ 328,000	$ 113,000	$ 970,000	$ 249,000
Accounts receivable	471,000		510,000	128,000	$ 128,000	$ 55,000
Credit losses	$ 23,000		$ 28,000	$ 15,000